Events After the Reporting Date (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Mar. 26, 2019 CAD ($) $ / shares shares	Mar. 26, 2019 USD ($) shares	Mar. 18, 2019 USD ($) $ / shares shares	Jan. 28, 2019 shares	Dec. 31, 2017 shares
EventsAfterReportingDateLineItems [Line Items]
Number of restricted stock withheld shares					13,782
Non-adjusting Events After Reporting Period [member]
EventsAfterReportingDateLineItems [Line Items]
Number of common shares issued on bought deal financing			17,968,750
Number of over allotment of option for common stock			2,343,750
Percentage of commission on gross proceeds			6.00%
Non-adjusting Events After Reporting Period [member] | Non-brokered Private Placement [Member]
EventsAfterReportingDateLineItems [Line Items]
Number of common shares issued	3,769,476	3,769,476
Shares issued price per share | $ / shares	$ 0.86
Gross proceeds from issuance of common shares | $	$ 3,242
Non-adjusting Events After Reporting Period [member] | U.S. $ [Member]
EventsAfterReportingDateLineItems [Line Items]
Shares issued price per share | $ / shares			$ 0.64
Gross proceeds from issuance of common shares | $			$ 11,500
Additional gross proceeds from issuance of common stock | $			$ 1,500
Non-adjusting Events After Reporting Period [member] | U.S. $ [Member] | Non-brokered Private Placement [Member]
EventsAfterReportingDateLineItems [Line Items]
Shares issued price per share | $ / shares	$ 0.64
Gross proceeds from issuance of common shares | $		$ 2,412
Non-adjusting Events After Reporting Period [member] | Restricted Stock Units One [Member]
EventsAfterReportingDateLineItems [Line Items]
Number of restricted stock units issued				125,000
Number of common shares issued				58,886
Number of restricted stock withheld shares				66,114
Non-adjusting Events After Reporting Period [member] | Restricted Stock Units Two [Member]
EventsAfterReportingDateLineItems [Line Items]
Number of restricted stock units issued				35,876
Number of common shares issued				26,408
Number of restricted stock withheld shares				9,378